Segment and geographic information (Assets by Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total assets	$ 2,557,685	$ 1,578,039
Reportable Geographical Segments
Segment Reporting Information [Line Items]
Total assets	2,606,365	1,594,014
Reportable Geographical Segments | Brazil
Segment Reporting Information [Line Items]
Total assets	1,328,984	751,550
Reportable Geographical Segments | Caribbean division
Segment Reporting Information [Line Items]
Total assets	429,170	303,467
Reportable Geographical Segments | NOLAD
Segment Reporting Information [Line Items]
Total assets	458,235	247,697
Reportable Geographical Segments | SLAD
Segment Reporting Information [Line Items]
Total assets	389,976	291,300
Corporate and Others
Segment Reporting Information [Line Items]
Total assets	67,195	105,835
Purchase Price Allocation
Segment Reporting Information [Line Items]
Total assets	$ (115,875)	$ (121,810)